BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Strategic Municipal Opportunities Fund

(the “Fund”)

Supplement dated September 29, 2022 (the “Supplement”) to the Fund’s

Summary Prospectuses and Prospectuses, each dated September 28, 2022, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Strategic Municipal Opportunities Fund — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Strategic Municipal Opportunities Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Theodore R. Jaeckel, Jr., CFA[1]	2006	Managing Director of BlackRock, Inc.
Peter Hayes	2014	Managing Director of BlackRock, Inc.
James Pruskowski	2014	Managing Director of BlackRock, Inc.
Michael Kalinoski, CFA	2014	Director of BlackRock, Inc.
Kevin Maloney, CFA	2022	Director of BlackRock, Inc.
Michael Perilli, CFA	2022	Director of BlackRock, Inc.

[1]	On or about March 1, 2023, Theodore R. Jaeckel, Jr. will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA[1], Peter Hayes, James Pruskowski, Michael Kalinoski, CFA, Kevin Maloney, CFA and Michael Perilli, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about March 1, 2023, Theodore R. Jaeckel, Jr. will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Theodore R. Jaeckel, Jr., CFA, Peter Hayes, James Pruskowski, Michael Kalinoski, CFA, Kevin Maloney, CFA and Michael Perilli, CFA, are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Theodore R. Jaeckel, Jr., CFA[1]	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006.
Peter Hayes	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2006; Head of Municipal Bonds within BlackRock Fixed Income Portfolio Management Group since 2006.
James Pruskowski	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Managing Director of BlackRock, Inc. since 2006.
Michael Kalinoski, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2014	Director of BlackRock, Inc. since 2006.
Kevin Maloney, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020; Associate of BlackRock, Inc. from 2014 to 2017; Analyst of BlackRock, Inc. from 2011 to 2013.
Michael Perilli, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2017 to 2020; Associate of BlackRock, Inc. from 2011 to 2016.

[1]	On or about March 1, 2023, Theodore R. Jaeckel, Jr. will retire from BlackRock, Inc., and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.